YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for General California Municipal Money Market Fund for the 12-month period ended November 30, 1998 as shown in the following table:

                                                     YIELD     EFFECTIVE YIELD*
                                                    _______     _____________

   Class A Shares   . . . . . . . . . . . . .         2.74%         2.77%

   Class B Shares   . . . . . . . . . . . . .         2.37%         2.39%

ECONOMY

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. began the period with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S. economy that had been growing rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in both the U.S. and Europe.

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET ENVIRONMENT/PORTFOLIO OVERVIEW

  The manner in which the Federal Reserve eased this past quarter was a gradual process. For three successive months, beginning in September, the Fed reduced the target rate for Fed Funds a total of 75 basis points. The Fed also lowered the Discount Rate by 25 basis points each, in November and December. The Fed's actions provided even greater strength to an already strong short-term municipal money market. Prior to these rate cuts, the short-term market had already felt the effects of the diminished supply of eligible new issuance over the summer months. This year' s summer calendar of municipal notes (consisting mainly of California paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed. Additionally, many issuers came to market with securities with maturities beyond the 13-month maximum restriction allowable for tax-exempt money funds. Other issues were converted to a shortened synthetic structure, thus eliminating the ability to extend out into the one-year range. This reduction in supply resulted in lower yields for most one-year paper, both national and state specific.

We extended your Fund's average maturity to the 50-day and over range in early summer, just prior to the market strengthening. Your Fund benefited from our purchase of securities in the one-year range at yields significantly higher than what is currently available in the market. As the summer progressed, yields began to drop as they reflected the diminished supply of one-year notes. During this period we utilized the commercial paper market to maintain the Fund's average maturity. As year-end approaches, we will continue to search for those longer-term investment opportunities which will lock in higher rates while providing an attractive return to the California tax-exempt investor. As always, we will structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

               Very truly yours,



               [Richard J. Moynihan signature]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

December 15, 1998

New York, N.Y.

* Effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    NOVEMBER 30, 1998

                                                                                                  Principal

Tax Exempt Investments--103.0%                                                                     Amount            Value
-------------------------------------------------------                                        ______________    ______________
California--94.7%

Alameda County, TRAN 4.50%, 7/7/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    5,000,000    $    5,025,932

Alameda County Industrial Development Authority, Revenue, VRDN

 (Spectrum Label Corp.)

  3.20%, Series A (LOC; Wells Fargo Bank) (a)  . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,000,000

Anaheim Housing Authority, MFHR, VRDN, Refunding (Villas at Anaheim Hill)

  3.40% (LOC; National Bank of Canada) (a) . . . . . . . . . . . . . . . . . . . . . . . .          8,850,000         8,850,000

California Health Facilities Finance Authority, Revenue, VRDN, (Catholic Health
Care):

    2.75%, Series D (Insured; MBIA and Liquidity Facility; Rabobank Nederland) (a) . . . .         10,400,000        10,400,000

    2.75%, VRDN (Insured; MBIA and Liquidity Facility; Rabobank Nederland) (a).  . . . . .          5,815,000         5,815,000

California Pollution Control Financing Authority,

 PCR, Refunding (Pacific Gas and Electric):

    2.85%, Series B (LOC; Rabobank Nederland) (a)  . . . . . . . . . . . . . . . . . . . .          6,400,000         6,400,000

    2.70%, Series A (LOC; Swiss Bank Corp.) (a)  . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

    3.35%, Series B (LOC; Deutsche Bank) (a) . . . . . . . . . . . . . . . . . . . . . . .          6,700,000         6,700,000

    3.25%, Series C (LOC; Kredietbank) (a) . . . . . . . . . . . . . . . . . . . . . . . .         17,000,000        17,000,000

  RRR, Refunding (Ultra Power Rocklin Project)

    3.20%, Series A (LOC; Bank of America) (a) . . . . . . . . . . . . . . . . . . . . . .          7,600,000         7,600,000

  SWDR

    (Colmac Energy Project) 2.70%, Series A (LOC; Swiss Bank Corp.) (a)  . . . . . . . . .          6,500,000         6,500,000

California School Cash Reserve Program Authority,

  4.50%, Series A, 7/2/99 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,042,717

State of California:

  4.125%, Series BJ, 6/1/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,000,000        13,008,809

  CP 2.90%, 1/15/99 (LOC: Morgan Guaranty Trust Co., Bayerische Landesbank,

    Credit Suisse, Landesbank Hessen Tharige and Westdeutsche Landesbank). . . . . . . . .          9,000,000         9,000,000

  RAN 4%, 6/30/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        15,071,910

California Statewide Community Development Authority,

 Multi-Family Revenue, VRDN (Canyon Creek Apartments)

  2.85%, Series C (Corp. Guaranty; FNMA) (a) . . . . . . . . . . . . . . . . . . . . . . .         11,800,000        11,800,000

California Transit Finance Authority, VRDN 3.05% (BPA; Credit Suisse and Insured; FSA) (a).. .      6,000,000         6,000,000

City of Camarillo, MFHR, VRDN (Heritage Park)

  2.75%, Series A (Corp. Guaranty; FNMA) (a) . . . . . . . . . . . . . . . . . . . . . . .          6,600,000         6,600,000

City of Clovis, MFHR, VRDN (Fowler Place Apartments Project)

  3.25% (LOC; Wells Fargo Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,300,000         7,300,000

Dublin Housing Authority, MFHR, VRDN (Park Sierra)

  2.75%, Series A (LOC; Kredietbank) (a).  . . . . . . . . . . . . . . . . . . . . . . . .          4,400,000         4,400,000

Fresno, MFHR, Refunding, VRDN (Heron Points Apartments)

  2.75% (LOC; Wells Fargo Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

Huntington Beach, MFHR, VRDN (Five Points Seniors Project)

  2.95%, Series A (LOC; Wells Fargo Bank) (a)  . . . . . . . . . . . . . . . . . . . . . .          3,100,000         3,100,000

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        NOVEMBER 30, 1998

                                                                                                  Principal

Tax Exempt Investments (continued)                                                                 Amount            Value
-------------------------------------------------------                                        ______________    ______________

California (continued)

Irwindale, IDR, VRDN (Toys R Us Inc. Project)

  3.52% (LOC; Bankers Trust Co.) (a).  . . . . . . . . . . . . . . . . . . . . . . . . . .     $    3,000,000    $    3,000,000

Kern County Board of Education, TRAN 4.25%, 6/30/99. . . . . . . . . . . . . . . . . . . .          9,000,000         9,032,486

Los Angeles, MFHR, VRDN:

  (Beverly Park Apartments) 3%, Series A (LOC; Chase Manhattan Bank) (a) . . . . . . . . .          9,600,000         9,600,000

  (Loans To Lender Program) 3.20%, Series B (LOC; Federal Home Loan Banks) (a) . . . . . .          8,900,000         8,900,000

Los Angeles County, TRAN 4.50%, Series A, 6/30/99. . . . . . . . . . . . . . . . . . . . .         15,000,000        15,069,300

Los Angeles County Metropolitan Transportation Authority,

 Sales Tax Revenue, Refunding, VRDN

  2.80%, Series A (Insured; MBIA and Liquidity Facility; Credit Locale de France) (a)  . .         11,000,000        11,000,000

M-S-R Public Power Agency California, VRDN (San Juan Project)

  3.25%, Series F (LOC; FNB Chicago and Insured; MBIA) . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

Newport Beach, Revenues, VRDN:

  3.25%, Series A (Hoag Member Hospital) (a) . . . . . . . . . . . . . . . . . . . . . . .          5,500,000         5,500,000

  3.25%, Series B (Hoag Member Hospital) (a).  . . . . . . . . . . . . . . . . . . . . . .          5,500,000         5,500,000

Oakland Joint Powers Financing Authority, Lease Revenues

  3.15%, Series A, (LOC; Commerzbank and Insured; FSA) (a) . . . . . . . . . . . . . . . .          5,000,000         5,000,000

Orange County, Apartment Development Revenue, Refunding, VRDN

  (Villa La Paz) 2.75%, Series F (LOC; FNMA) (a) . . . . . . . . . . . . . . . . . . . . .         11,500,000        11,500,000

  (Wlco LF) 2.90%, Series G, (LOC; FNMA) (a).  . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

San Bernardino County, COP, Refunding, VRDN

 (Medical Center Financing Project)

  2.95%, (LOC; Landesbank Hessen and Insured; MBIA) (a). . . . . . . . . . . . . . . . . .          9,500,000         9,500,000

San Jose, MFHR, VRDN:

  (Fairway Glen) 2.80%, Series A (LOC; FGIC and Insured; FGIC) (a) . . . . . . . . . . . .          3,500,000         3,500,000

  (Sienna at Renaissance Square Apartments)

    2.95%, Series A (LOC; Key Bank of Washington) (a) .  . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

Santa Cruz County Board of Education, TRAN 4%, 6/30/99 . . . . . . . . . . . . . . . . . .          5,000,000         5,008,898

Simi Valley, MFHR, VRDN (Shadowridge Apartments)

  2.80% (LOC; Citibank) (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,000,000

University of California, Board of Regents, Revenues, CP:

 4%, 12/10/98 (LOC; Bank of America, Bank of Montreal, Canadian Imperial Bank of

    Commerce, Credit Agricole and Societe Generale)  . . . . . . . . . . . . . . . . . . .          6,000,000         6,000,000

  3.15%, 1/26/99 (LOC; Bank of America, Bank of Montreal, Canadian Imperial Bank of

    Commerce, Credit Agricole and Societe Generale)  . . . . . . . . . . . . . . . . . . .          7,500,000         7,500,000

Wateruse Financing Authority, California Revenues, VRDN

  2.60%, (LOC; Credit Suisse and Insured; FSA) (a).  . . . . . . . . . . . . . . . . . . .         15,000,000        15,000,000

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        NOVEMBER 30, 1998

                                                                                                  Principal

Tax Exempt Investments (continued)                                                                 Amount            Value
-------------------------------------------------------                                        ______________    ______________

U.S. Related--8.3%

Commonwealth of Puerto Rico:

 Government Development Bank, Refunding, VRDN

    2.90%, Series A (LOC; Credit Suisse and Insured; MBIA) (a).  . . . . . . . . . . . . .     $    6,000,000    $    6,000,000

  TRAN 3.50%, Series A, 7/30/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,000,000        12,050,400

Commonwealth of Puerto Rico Highway and Transportation Authority,

 Transportation Revenue, VRDN

  2.75%, Series A (LOC; Bank of Nova Scotia and Insured; AMBAC) (a). . . . . . . . . . . .         10,700,000        10,700,000

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $354,975,452). . . . . . . . . . . . . . . . . . . . . . . . . . .             103.0%      $354,975,452
                                                                                                      =======     =============

LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .              (3.0%)    $ (10,489,696)
                                                                                                      =======     =============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $344,485,756
                                                                                                      =======     =============

Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

BPA         Bond Purchase Agreement                                                Insurance Corporation

COP         Certificate of Participation                            MFHR        Multi-Family Housing Revenue

CP          Commercial Paper                                        PCR         Pollution Control Revenue

FGIC        Financial Guaranty Insurance Company                    RAN         Revenue Anticipation Notes

FNMA        Federal National Mortgage Association                   RRR         Resources Recovery Revenue

FSA         Financial Security Assurance                            SWDR        Solid Waste Disposal Revenue

IDR         Industrial Development Revenue                          TRAN        Tax and Revenue Anticipation Notes

LOC         Letter of Credit                                        VRDN        Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
____                               ________                          _________________              ___________________

F1+/F1                             VMIG1/MIG1, P1                    SP1+/SP1, A1+/A1                     93.9%

AAA/AA (b)                         Aaa/Aa (b)                        AAA/AA (b)                            2.5

Not Rated (c)                      Not Rated (c)                     Not Rated (c)                         3.6

                                                                                                       _______

                                                                                                         100.0%
                                                                                                       =======

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Securities payable on demand. Variable interest rate-subject to periodic change.

(b) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

(c) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

(d) At November 30, 1998, the Fund had $98,550,000 (28.6% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from housing projects.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         NOVEMBER 30, 1998

                                                                                                    Cost              Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $354,975,452      $354,975,452

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            2,015,342

                                 Prepaid expenses and other assets . . . . . . . . . . . .                                9,649
                                                                                                                  _____________

                                                                                                                    357,000,443
                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              148,758

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                                  855

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                              256,986

                                 Payable for investment securities purchased . . . . . . .                           12,050,400

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               57,688
                                                                                                                  _____________

                                                                                                                     12,514,687

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $344,485,756
                                                                                                                  =============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $344,689,379

                                 Accumulated net realized gain (loss) on investments . . .                             (203,623)
                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $344,485,756
                                                                                                                  =============

                                                  NET ASSET VALUE PER SHARE
                                    ________________________________________________________

                                                                                                  Class A            Class B
                                                                                                _____________     _____________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $335,726,122        $8,759,634

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        335,929,505         8,759,874

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              $1.00             $1.00
                                                                                                        =====             =====

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED NOVEMBER 30, 1998

INVESTMENT INCOME
INCOME                      Interest Income  . . . . . . . . . . . . . . . . . . . . . . .                          $12,104,536

EXPENSES:                   Management fee--Note 2(a)  . . . . . . . . . . . . . . . . . .       $  1,794,867

                            Shareholder servicing costs--Note 2(c) . . . . . . . . . . . .            301,613

                            Registration fees  . . . . . . . . . . . . . . . . . . . . . .             64,431

                            Professional fees  . . . . . . . . . . . . . . . . . . . . . .             52,089

                            Custodian fees . . . . . . . . . . . . . . . . . . . . . . . .             38,041

                            Trustees' fees and expenses--Note 2(d) . . . . . . . . . . . .             25,611

                            Prospectus and shareholders' reports . . . . . . . . . . . . .             17,183

                            Distribution fees (Class B)--Note 2(b) . . . . . . . . . . . .             14,052

                            Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . .             11,160

                                                                                                 ____________

                                   Total Expenses  . . . . . . . . . . . . . . . . . . . .          2,319,047

                            Less--reduction in shareholder servicing costs

                                due to undertaking--Note 2(c)  . . . . . . . . . . . . . .             (4,897)

                                                                                                 ____________

                                   Net Expenses  . . . . . . . . . . . . . . . . . . . . .                            2,314,150

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            9,790,386

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . . . . . .                               (8,381)

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                         $  9,782,005

                                                                                                                   ============


                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               Year Ended           Four Months Ended          Year Ended

                                                            November 30, 1998      November 30, 1997*         July 31, 1997
                                                          ___________________     ___________________    ___________________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . .      $    9,790,386          $    3,677,244             $10,680,146

  Net realized gain (loss) on investments  . . . . . . .              (8,381)                 (1,369)                (20,200)

                                                               _____________           _____________           _____________

       Net Increase (Decrease) in Net Assets

         Resulting from Operations . . . . . . . . . . .           9,782,005               3,675,875              10,659,946
                                                               _____________           _____________           _____________

DIVIDENDS TO SHAREHOLDERS FROM:

 Investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . .          (9,626,016)             (3,654,371)            (10,581,881)

    Class B shares . . . . . . . . . . . . . . . . . . .            (164,370)                (22,873)                (98,265)
                                                               _____________           _____________           _____________

       Total Dividends . . . . . . . . . . . . . . . . .          (9,790,386)             (3,677,244)            (10,680,146)
                                                               _____________           _____________           _____________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . .         820,634,796             342,614,076             761,467,719

    Class B shares . . . . . . . . . . . . . . . . . . .          57,212,398               5,520,599               4,607,293

  Dividends reinvested:

    Class A shares . . . . . . . . . . . . . . . . . . .           8,929,793               3,367,363               9,436,692

    Class B shares . . . . . . . . . . . . . . . . . . .             162,222                  22,219                  98,257

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . .        (854,932,309)           (312,104,246)           (833,812,984)

    Class B shares . . . . . . . . . . . . . . . . . . .         (51,283,460)             (3,802,463)             (9,251,959)
                                                               _____________           _____________           _____________
       Increase (Decrease) in Net Assets from

         Beneficial Interest Transactions  . . . . . . .        (19,276,560)              35,617,548             (67,454,982)
                                                               _____________           _____________           _____________

           Total Increase (Decrease) in Net Assets . . .        (19,284,941)              35,616,179             (67,475,182)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . .         363,770,697             328,154,518             395,629,700
                                                               _____________           _____________           _____________

  End of Period  . . . . . . . . . . . . . . . . . . . .        $344,485,756            $363,770,697            $328,154,518
                                                               =============           =============           =============
-----------------------------

* The Fund changed its fiscal year end from July 31 to November 30.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                               Class A Shares
                                                     ______________________________________________________________________

                                                                    Four Months Ended

                                                      Year Ended       November 30,             Year Ended July 31,
                                                                                       ____________________________________

PER SHARE DATA:                                    November 30, 1998      1997(1)        1997      1996      1995       1994
                                                   _________________ ________________  ________    ________  ________   ________
   Net asset value, beginning of period  . . . .         $ 1.00            $  1.00       $  1.00    $ 1.00    $  1.00   $  1.00
                                                        _______            _______       _______   _______    _______   _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . ..          .027               .010          .029      .029       .031      .023
                                                        _______            _______       _______   _______    _______   _______

   Distributions:

   Dividends from investment income--net . . . .          (.027)             (.010)        (.029)    (.029)     (.031)    (.023)
                                                        _______            _______       _______   _______    _______   _______

   Net asset value, end of period  . . . . . . .          $1.00              $1.00         $1.00     $1.00      $1.00     $1.00
                                                        =======            =======       =======   =======    =======   =======

TOTAL INVESTMENT RETURN. . . . . . . . . . . . .           2.78%              2.96%(2)      2.95%     2.94%      3.14%     2.27%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . .            .64%               .70%(2)       .64%      .65%       .52%      .33%

   Ratio of net investment income

       to average net assets . . . . . . . . . .           2.74%              2.97%(2)      2.91%     2.91%      3.07%     2.24%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . .             --                 --            --        --        .11%      .28%

   Net Assets, end of period (000's Omitted) . .       $335,726           $361,102      $327,226  $390,155   $463,404  $699,105
------------------------

(1)  The Fund changed its fiscal year end from July 31 to November 30.

(2)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                                        Class B Shares
                                                             ________________________________________________________________

                                                          Year Ended

                                                         November 30,            Four Months Ended          Year Ended July 31,

                                                                                                           __________________

PER SHARE DATA:                                              1998              November 30, 1997(1)          1997        1996(2)
                                                       ________________        ___________________          ______       ______

   Net asset value, beginning of period  . . . . .           $  1.00                   $  1.00             $  1.00      $  1.00
                                                              ______                    ______              ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .              .024                      .009                .026         .025
                                                              ______                    ______              ______       ______

   Distributions:

   Dividends from investment income--net . . . . .             (.024)                    (.009)              (.026)       (.025)
                                                              ______                    ______              ______       ______

   Net asset value, end of period  . . . . . . . .             $1.00                     $1.00               $1.00        $1.00
                                                              ======                    ======              ======       ======

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . .              2.39%                     2.57%(3)            2.61%        2.56%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .              1.00%                     1.00%(3)            1.00%        1.00%

   Ratio of net investment income

       to average net assets . . . . . . . . . . .              2.34%                     2.62%(3)            2.52%        2.45%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . .               .07%                      .13%(3)             .07%         .08%

   Net Assets, end of period (000's Omitted) . . .            $8,760                    $2,669                $928       $5,475
------------------------

(1)  The Fund changed its fiscal year end from July 31 to November 30.

(2)  From August 1, 1995 (commencement of initial offering) to July 31, 1996.

(3)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   General  California  Municipal  Money  Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal and State of California income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

   Premier   Mutual   Fund  Services,  Inc.  (the "Distributor") acts  as  the
distributor of the Fund's shares, which are sold to the public without a sales load. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $20,722 during the period ended November 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of approximately $204,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1998. If not applied, $8,200

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

of the carryover expires in fiscal 2001, $113,800 expires in fiscal 2002, $33,000 expires in fiscal 2003, $19,000 expires in fiscal 2004, $21,000 expires in fiscal 2005 and $9,000 expires in fiscal 2006.

At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the Fund's average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 1998, there was no expense reimbursement pursuant to the Agreement.

   (B) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares directly bear the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate up to .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 1998, Class B shares were charged $14,052 pursuant to the Distribution Plan.

   (C)  Under  the  Shareholder  Services Plan with respect to Class A ("Class A
Shareholder   Services   Plan"), Class  A  shares  reimburse  Dreyfus  Service
Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1998, Class A shares were charged $141,357 pursuant to the Class A Shareholder Services Plan.

   Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

   The Manager had undertaken through November 30, 1998, that if the aggregate expenses of Class B shares exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under such Plan. During the period ended November 30, 1998, Class B shares were charged $21,077, of which $4,897 was reimbursed by the Manager.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $13,800 pursuant to the transfer agency agreement.

   (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

   We have audited the accompanying statement of assets and liabilities of General California Municipal Money Market Fund, including the statement of investments, as of November 30, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General California Municipal Money Market Fund at November 30, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.


                                      [ERNST & YOUNG LLP SIGNATURE LOGO]


New York, New York
January 4, 1999



GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

   In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 1998 as "exempt-interest dividends" (not subject to regular Federal and, for individuals who are California residents, California personal income taxes).


                                   [reg.tm logo]

                                   (reg.tm)

GENERAL    CALIFORNIA    MUNICIPAL

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                         573/699AR9811

General California

Municipal Money

Market Fund

Annual Report

November 30, 1998